FINANCIAL INSTRUMENTS (Details 1) - Financial liabilities at amortised cost, class [member] ¥ in Thousands, $ in Thousands	Jun. 30, 2023 USD ($)		Jun. 30, 2023 CNY (¥)		Dec. 31, 2022 USD ($)		Dec. 31, 2022 CNY (¥)		Dec. 31, 2021 CNY (¥)
Derivatives not designated as hedging instruments：
Derivative financial liabilities	$ 132	[1]	¥ 958	[1]	$ 119	[2]	¥ 824	[1]	¥ 1,710	[2]
Financial liabilities at amortized cost:
Trade payables	2,968		21,529		2,946		20,326		21,118
Financial liabilities in other payables and accruals	11,555		83,809		978		6,749		5,903
Dividends payable									5,048
Lease liabilities	330		2,382		422		2,915		2,189
Due to related companies	843		6,117		494		3,408		5,710
Due to the Shareholder	25,375		184,054		1,037		7,153		14,050
Interest-bearing loans and borrowings	9,996		72,500		10,729		74,000		77,000
Total	51,199		371,349		16,725		115,375		132,728
Total current	41,538		301,276		6,200		42,777		57,520
Total non-current	$ 9,661		¥ 70,073		$ 10,525		¥ 72,598		¥ 75,208

[1]	On January 20, 2021, the Company entered into a securities purchase agreement with certain institutional investors, pursuant to which the Company issued and sold on January 22, 2021, (i) in a registered direct offering, an aggregate of 3,960,000 of its common shares at a price of US$1.85 per share, and (ii) in a concurrent private placement, warrants initially exercisable for an aggregate of 1,584,000* of the Company's common shares with an initial exercise price of US$2.35* per share.
[2]	On January 20, 2021, the Company entered into a securities purchase agreement with certain institutional investors, pursuant to which the Company issued and sold on January 22, 2021, (i) in a registered direct offering, an aggregate of 3,960,000 of its common shares at a price of US$1.85 per share, and (ii) in a concurrent private placement, warrants initially exercisable for the purchase of an aggregate of 1,584,000 of its common shares with an initial exercise price of US$2.35 per share.